Other Receivables, Net (Details) - Schedule of Movement Allowance For Credit Losses	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of Provision for Doubtful Accounts [Abstract]
Beginning balance	$ 151,916	$ 19,412	$ 80,997
Cumulative-effect adjustment of adoption of CECL	(125,657)	(16,057)
Addition	18,368	2,347	124,534	$ 124,534	$ 54,837
Write-off	(43,898)	(5,609)	(53,615)
Ending balance	$ 729	$ 93	$ 151,916	$ 19,412	$ 80,997